Property and equipment (Details 1 - Textual) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Impairment losses on property and equipment	€ 0
Pledged assets as security for borrowings	€ 0
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Description of useful life, property, plant and equipment	Leasehold improvements: over the lease term
Contractual commitments	€ 16	3
Other equipment
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments	€ 1
Other equipment | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of property, plant and equipment	3 years
Other equipment | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of property, plant and equipment	5 years
Ordering devices
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of property, plant and equipment	2 years
Unissued property, plant and equipment		€ 12